Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2013
Earnings (Loss) Per Share

NOTE 8:    Earnings (Loss) Per Share

The following table presents a reconciliation of basic and diluted earnings (loss) per share for the three-month and nine-month periods ended September 30, 2013 and 2012:

	For the Three-Month Periods Ended September 30		For the Nine-Month Periods Ended September 30
	2013	2012	2013	2012
Net Income (loss)	$302	$(14)	$966	$378
(Income) loss allocated to preferred shares	(2)	(4)	(10)	(12)
(Income) loss allocated to non-controlling interests	(45)	(10)	(649)	(434)

Net Income (loss) allocable to common shares	255	(28)	307	(68)

Weighted-average shares outstanding—Basic	7,643,540	324,359	3,875,331	256,883
Weighted-average shares outstanding—Diluted	7,643,540	324,359	3,875,331	256,883

Earnings (loss) per share—Basic	$0.03	$(0.09)	$0.08	$(0.26)

Earnings (loss) per share—Diluted	$0.03	$(0.09)	$0.08	$(0.26)

Earnings per share is computed in accordance with FASB ASC Topic 260, “Earnings per Share”, by dividing the Net Income (loss) allocable to common shares by the weighted average number of common shares outstanding during the respective periods. Earnings (loss) per share for the three and nine-month periods ended September 30, 2013 and 2012 excludes 5,274,900 limited partnership units were exchanged for common stock on May 7, 2013 as their effect would be anti-dilutive.